CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value per share	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	5,200,000	5,200,000	4,400,000
Preferred stock, shares outstanding	5,200,000	5,200,000	4,400,000
Common stock, par value per share	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	324,000,000	324,000,000	324,000,000
Common shares, shares issued	37,464,821	35,885,059	33,483,234
Common shares, shares outstanding	37,464,821	35,885,059	33,123,234
Treasury stock, shares	0	0	360,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	1,900,000	1,900,000	1,600,000
Preferred stock, shares outstanding	1,900,000	1,900,000	1,600,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000	1,000,000
Series C Preferred Stock [Member]
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	1,800,000	1,800,000	1,800,000
Preferred stock, shares outstanding	1,800,000	1,800,000	1,800,000
Series D Preferred Stock [Member]
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	500,000	500,000	0
Preferred stock, shares outstanding	500,000	500,000	0